Borrowings and Derivative Liabilities - Schedule of Interest Expense and Amortization of Debt Discount Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024
12% Senior Unsecured Convertible Notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	$ 1,379		$ 2,800
Amortization of debt discount	947
Total	2,326
7% Senior Unsecured Convertible Notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	1,405
Amortization of debt discount	3,661
Total	5,066
Related Party [Member] | 12% Senior Unsecured Convertible Notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	837
Amortization of debt discount	575
Total	1,412
Related Party [Member] | 7% Senior Unsecured Convertible Notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	140
Amortization of debt discount	413
Total	$ 553